Bank Loans and Notes Payables - Summary of Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 2,830			$ 1,912
Long-term debt	128,518			137,336
Current portion of long term debt	(10,760)	$ (548)	[1]	(5,369)
Non-current portion of long-term debt	117,758			131,967
Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	117,969			125,631
Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,549			11,705
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	2,830
Long-term debt	10,760
Less than 1 year [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	9,972
Less than 1 year [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	788
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,946
1-2 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,993
1-2 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	953
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	11,368
2-3 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,029
2-3 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,339
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,437
3-4 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,607
3-4 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,830
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,332
4-5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	78
4-5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,254
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	88,675
Later than 5 years [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	88,290
Later than 5 years [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	385
Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23,449			$ 21,627
Interest rate	1.80%	1.80%		1.80%
Euro [member] | Later than 5 years [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 23,449
Interest rate	1.80%	1.80%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 48,043			$ 61,703
Interest rate	4.10%	4.10%		3.80%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,852			$ 6,117
Interest rate	2.90%	2.90%		2.90%
U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,510			$ 14,128
Interest rate	4.40%	4.40%		4.40%
U S dollar [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13			$ 20
Interest rate	3.80%	3.80%		3.90%
U S dollar [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 206
Interest rate				3.40%
U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,032			$ 4,218
Interest rate	2.10%	2.10%		1.60%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 8,774
Interest rate	2.40%	2.40%
U S dollar [member] | Less than 1 year [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6
Interest rate	4.00%	4.00%
U S dollar [member] | 1-2 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5
Interest rate	3.80%	3.80%
U S dollar [member] | 2-3 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,844
Interest rate	4.60%	4.60%
U S dollar [member] | 2-3 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2
Interest rate	3.50%	3.50%
U S dollar [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,032
Interest rate	2.10%	2.10%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 29,425
Interest rate	4.40%	4.40%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5,852
Interest rate	2.90%	2.90%
U S dollar [member] | Later than 5 years [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,510
Interest rate	4.40%	4.40%
Mexican peso [member] | Fixed rate debt [member] | Units of investment (UDIs) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 3,245
Interest rate				4.20%
Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 18,479			$ 9,991
Interest rate	6.90%	6.90%		6.20%
Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,496
Interest rate	7.70%	7.70%
Mexican peso [member] | 3-4 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,498
Interest rate	8.30%	8.30%
Mexican peso [member] | 4-5 years [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,496
Interest rate	7.70%	7.70%
Mexican peso [member] | Later than 5 years [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 15,981
Interest rate	6.70%	6.70%
Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,033			$ 742
Interest rate	5.70%	5.70%		5.30%
Brazilian reais [member] | Fixed rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,707			$ 7,022
Interest rate	0.40%	0.40%		0.40%
Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 870			$ 1,864
Interest rate	8.50%	8.50%		5.50%
Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 15			$ 26
Interest rate	0.40%	0.40%		0.40%
Brazilian reais [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 391
Interest rate	5.70%	5.70%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 284
Interest rate	8.50%	8.50%
Brazilian reais [member] | Less than 1 year [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 10
Interest rate	0.40%	0.40%
Brazilian reais [member] | 1-2 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 247
Interest rate	5.80%	5.80%
Brazilian reais [member] | 1-2 years [member] | Fixed rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,707
Interest rate	0.40%	0.40%
Brazilian reais [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 284
Interest rate	8.50%	8.50%
Brazilian reais [member] | 1-2 years [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5
Interest rate	0.40%	0.40%
Brazilian reais [member] | 2-3 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 152
Interest rate	5.80%	5.80%
Brazilian reais [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 229
Interest rate	8.50%	8.50%
Brazilian reais [member] | 3-4 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 92
Interest rate	5.80%	5.80%
Brazilian reais [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 66
Interest rate	8.50%	8.50%
Brazilian reais [member] | 4-5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 78
Interest rate	5.80%	5.80%
Brazilian reais [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7
Interest rate	8.50%	8.50%
Brazilian reais [member] | Later than 5 years [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 73
Interest rate	5.80%	5.80%
Chilean peso [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 98			$ 114
Interest rate	3.50%	3.50%		3.40%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 40			$ 164
Interest rate	7.90%	7.90%		7.00%
Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 770			$ 338
Interest rate	3.10%	3.10%		4.30%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,136			$ 4,351
Interest rate	4.10%	4.10%		3.70%
Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 3			$ 1
Interest rate	6.10%	6.10%		10.00%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 27
Interest rate	3.80%	3.80%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 40
Interest rate	7.90%	7.90%
Chilean peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 770
Interest rate	3.10%	3.10%
Chilean peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 494
Interest rate	4.30%	4.30%
Chilean peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 3
Interest rate	6.10%	6.10%
Chilean peso [member] | 1-2 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 28
Interest rate	3.70%	3.70%
Chilean peso [member] | 1-2 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 664
Interest rate	4.20%	4.20%
Chilean peso [member] | 2-3 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 26
Interest rate	3.40%	3.40%
Chilean peso [member] | 2-3 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,110
Interest rate	4.10%	4.10%
Chilean peso [member] | 3-4 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17
Interest rate	3.20%	3.20%
Chilean peso [member] | 3-4 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 732
Interest rate	4.00%	4.00%
Chilean peso [member] | 4-5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 751
Interest rate	4.10%	4.10%
Chilean peso [member] | Later than 5 years [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 385
Interest rate	3.90%	3.90%
Colombian peso [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 17
Interest rate	4.20%	4.20%
Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 728			$ 758
Interest rate	9.60%	9.60%		9.60%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,206
Interest rate				9.60%
Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,951			$ 723
Interest rate	7.30%	7.30%		9.10%
Colombian peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6
Interest rate	4.00%	4.00%
Colombian peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 728
Interest rate	9.60%	9.60%
Colombian peso [member] | Less than 1 year [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 1,951
Interest rate	7.30%	7.30%
Colombian peso [member] | 1-2 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6
Interest rate	4.00%	4.00%
Colombian peso [member] | 2-3 years [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 5
Interest rate	4.00%	4.00%
Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 106			$ 644
Argentine peso [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	22.40%	22.40%		32.00%
Argentine peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 40
Interest rate				27.80%
Argentine peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 106
Argentine peso [member] | Less than 1 year [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	22.40%	22.40%
Fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 2,829
Long-term debt	133,318
Fair value [member] | Fixed rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	122,473
Fair value [member] | Variable rate debt [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,845
Fair value [member] | Euro [member] | Fixed rate debt [member] | Senior unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	24,697
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Yankee bond [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	51,938
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2023) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,870
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Long term borrowings Bank of NY (FEMSA USD 2043) [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,539
Fair value [member] | U S dollar [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	13
Fair value [member] | U S dollar [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,313
Fair value [member] | Mexican peso [member] | Fixed rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,035
Fair value [member] | Mexican peso [member] | Variable rate debt [member] | Domestic senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,500
Fair value [member] | Brazilian reais [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,055
Fair value [member] | Brazilian reais [member] | Fixed rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	6,430
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	883
Fair value [member] | Brazilian reais [member] | Variable rate debt [member] | Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	98
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	40
Fair value [member] | Chilean peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	770
Fair value [member] | Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,135
Fair value [member] | Chilean peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	3
Fair value [member] | Colombian peso [member] | Fixed rate debt [member] | Finance leases [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	17
Fair value [member] | Colombian peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	741
Fair value [member] | Colombian peso [member] | Variable rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	1,949
Fair value [member] | Argentine peso [member] | Fixed rate debt [member] | Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 107

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3